DIRECT OPERATING COSTS (Tables)	12 Months Ended
Dec. 31, 2017
Table Text Block [Abstract]
Brookfield Renewables direct operating costs for the year ended December 31 are comprised of the following:
(MILLIONS)	Notes	2017	2016	2015
Operations, maintenance and administration		$567	$553	$396
Water royalties, property taxes and other		161	149	119
Fuel and power purchases(1)		226	313	15
Energy marketing fees	27	24	23	22
		$978	$1,038	$552

Fuel and power purchases are primarily attributable to our portfolio in Colombia.